STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - ECOLAB SAVINGS PLAN AND ESOP $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment results
Net appreciation in fair value of investments	$ 602,539
Dividends and interest	44,538
Total investment results	647,077
Interest income on notes receivable from participants	4,083
Contributions
Participants	169,101
Employer	97,075
Rollovers	23,043
Total contributions	289,219
Deductions
Distributions to participants	(489,442)
Plan expenses	(1,271)
Total deductions	(490,713)
Net increase	449,666
Net assets available for benefits
Beginning of year	4,186,559
End of year	$ 4,636,225